Fair Value Measurement (Details) $ in Millions	12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 AUD ($) shares	Apr. 30, 2026 shares
Fair Value Measurement [Line Items]
Number of shares issued | shares		3,733,068
Warrant liability | $		$ 2.2
Strike price | $	$ 12
Percentage of share price	10.00%
Changed in valuation technique | shares	479,000
PIPE Financing Warrants [Member]
Fair Value Measurement [Line Items]
Warrant liability | $		$ 18.8
Private Placements [Member]
Fair Value Measurement [Line Items]
Number of shares issued | shares		18,800,000	18,800,000